UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, May __, 2007

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                ---------------

Form 13F Information Table Entry Total:                    55
                                                ---------------

Form 13F Information Table Value Total:              $497,173
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ADVANCED MAGNETICS INC         COM    00753P103    10,783    178,915  S/H          OTHER           1          -      178,915    -

ADAMS RESPIRATORY THERAPEUTI   COM    00635P107    16,433    488,655  S/H          OTHER           1          -      488,655    -

ALTUS PHARMACEUTICALS INC      COM    02216N105     3,609    237,096  S/H          OTHER           1          -      237,096    -

AMGEN INC                      COM    031162100    29,110    520,932  S/H          OTHER           1          -      520,932    -

ANTIGENICS INC DEL             COM    037032109        66     29,422  S/H          OTHER           1          -       29,422    -

ARTES MEDICAL INC              COM    04301Q100       721     90,400  S/H          OTHER           1          -       90,400    -

ASPREVA PHARMACEUTICALS CORP   COM    04538T109     9,982    462,986  S/H          OTHER           1          -      462,986    -

ATS MED INC                    COM    002083103     9,817  4,887,000  S/H          OTHER           1          -    4,887,000    -

BIOMARIN PHARMACEUTICAL INC    COM    09061G101    28,957  1,677,670  S/H          OTHER           1          -    1,677,670    -

BIOGEN IDEC INC                COM    09062X103    20,137    453,745  S/H          OTHER           1          -      453,745    -

CLEVELAND BIOLABS INC          COM    185860103       183     20,830  S/H          OTHER           1          -       20,830    -

CRUCELL N V              SPONSORED    228769105     2,148     85,000  S/H          OTHER           1          -       85,000    -
                               ADR
DAVITA INC                     COM    23918K108    14,387    269,816  S/H          OTHER           1          -      269,816    -

DIALYSIS CORP AMER             COM    252529102     1,333    105,555  S/H          OTHER           1          -      105,555    -

EMAGEON INC                    COM    29076V109    11,675  1,061,346  S/H          OTHER           1          -    1,061,346    -

EMERGENCY MEDICAL SVCS CORP   CL A    29100P102       708     24,038  S/H          OTHER           1          -       24,038    -

EXPRESS SCRIPTS INC            COM    302182100     7,709     95,500  S/H          OTHER           1          -       95,500    -

GENTIUM SPA              SPONSORED    37250B104     1,400     70,000  S/H          OTHER           1          -       70,000    -
                               ADR

GENZYME CORP                   COM    372917104    21,751    362,401  S/H          OTHER           1          -      362,401    -

GENENTECH INC                  COM    368710406    13,714    167,000  S/H          OTHER           1          -      167,000    -
                               NEW

GILEAD SCIENCES INC            COM    375558103     7,647     99,760  S/H          OTHER           1          -       99,760    -

HEALTHSOUTH CORP               COM    421924309       420     19,999  S/H          OTHER           1          -       19,999    -
                               NEW

HI-TECH PHARMACAL INC          COM    42840B101    10,029    899,490  S/H          OTHER           1          -      899,490    -

HYTHIAM INC                    COM    44919F104     2,710    398,574  S/H          OTHER           1          -      398,574    -

INDEVUS PHARMACEUTICALS INC    COM    454072109     2,101    297,203  S/H          OTHER           1          -      297,203    -

KINETIC CONCEPTS INC           COM    49460W208    10,444    206,243  S/H          OTHER           1          -      206,243    -
                               NEW

LA JOLLA PHARMACEUTICAL CO     COM    503459307        30      5,000  S/H          OTHER           1          -        5,000    -
                               NEW

LIFEPOINT HOSPITALS INC        COM    53219L109     9,768    255,563  S/H          OTHER           1          -      255,563    -

MEDICIS PHARMACEUTICAL CORP   CL A    584690309    21,716    704,600  S/H          OTHER           1          -      704,600    -
                               NEW

MEDIS TECHNOLOGIES LTD         COM    58500P107     1,461     86,421  S/H          OTHER           1          -       86,421    -

MOLECULAR INSIGHT PHARM INC    COM    60852M104       594     50,000  S/H          OTHER           1          -       50,000    -

MYLAN LABS INC                 COM    628530107     3,587    169,700  S/H          OTHER           1          -      169,700    -

NEUROCHEM INC                  COM    64125K101     2,608    172,932  S/H          OTHER           1          -      172,932    -

NEW RIV PHARMACEUTICALS INC    COM    648468205    19,617    308,300  S/H          OTHER           1          -      308,300    -

NUTRI SYS INC NEW              COM    67069D108     2,621     50,000  S/H          OTHER           1          -       50,000    -

NXSTAGE MEDICAL INC            COM    67072V103       293     22,000  S/H          OTHER           1          -       22,000    -

OCULUS INNOVATIVE SCIENCES I   COM    67575P108       594     99,783  S/H          OTHER           1          -       99,783    -

ORCHID CELLMARK INC            COM    68573C107    26,754  4,357,407  S/H          OTHER           1          -    4,357,407    -

OSI PHARMACEUTICALS INC        COM    671040103     8,478    256,900  S/H          OTHER           1          -      256,900    -

OSIRIS THERAPEUTICS INC        COM    68827R108       495     26,445  S/H          OTHER           1          -       26,445    -

OWENS & MINOR INC NEW          COM    690732102     7,622    207,507  S/H          OTHER           1          -      207,507    -

PDL BIOPHARMA INC              COM    69329Y104    31,178  1,436,771  S/H          OTHER           1          -    1,436,771    -

PENWEST PHARMACEUTICALS CO     COM    709754105    20,692  2,052,821  S/H          OTHER           1          -    2,052,821    -

PERRRIGO CO                    COM    714290103    10,826    613,000  S/H          OTHER           1          -      613,000    -

QUEST DIAGNOSTICS INC          COM    74834L100    22,156    444,281  S/H          OTHER           1          -      444,281    -

REPLIDYNE INC                  COM    76028W107     2,383    428,669  S/H          OTHER           1          -      428,669    -

RURAL / METRO CORP             COM    781748108    18,975  2,513,198  S/H          OTHER           1          -    2,513,198    -

RADIATION THERAPY SVCS INC     COM    750323206     4,100    133,808  S/H          OTHER           1          -      133,808    -

SAVIENT PHARMACEUTICALS INC    COM    80517Q100     3,922    326,289  S/H          OTHER           1          -      326,289    -

SONUS PHARMACEUTICALS INC      COM    835692104     3,638    723,213  S/H          OTHER           1          -      723,213    -

TEVA PHARMACEUTICAL INDS LTD   ADR    881624209     8,373    223,700  S/H          OTHER           1          -      223,700    -

TRIMERIS INC                   COM    896263100     8,298  1,206,147  S/H          OTHER           1          -    1,206,147    -

VALERA PHARMACEUTICALS INC     COM    91914F100     5,401    644,550  S/H          OTHER           1          -      644,550    -

VISTACARE INC                 CL A    92839Y109     8,322    956,533  S/H          OTHER           1          -      956,533    -

YM BIOSCIENCES INC             COM    984238105     4,697  2,408,900  S/H          OTHER           1          -    2,408,900    -

